Equity (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share capital, beginning		R$ 55,818
Additional Paid-in Capital, beginning
Subtotal		(395,953)
Share capital, ending		425	R$ 55,818
Additional Paid-in Capital, ending		872,771
Share capital
IfrsStatementLineItems [Line Items]
Share capital, beginning		55,818	55,818	R$ 55,798
Add: Capital contribution				65
Less: Conversion				(45)
Subtotal		55,818		55,818
Recapitalization of Semantix Tecnologia (1:37.747 exchange ratio)*	[1]	(55,490)
Share capital, ending		425	55,818	55,818
Total - recapitalized		328
Acquisition of Alpha**	[2]	98
Additional Paid-in Capital
IfrsStatementLineItems [Line Items]
Additional Paid-in Capital, beginning
Add: Capital contribution
Less: Conversion
Subtotal
Recapitalization of Semantix Tecnologia (1:37.747 exchange ratio)*	[1]	55,490
Additional Paid-in Capital, ending		872,771
Total - recapitalized		55,490
Acquisition of Alpha**	[2]	R$ 817,281
Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares issued, beginning		1,643	1,643	1,623
Capital contribution, shares				65
Conversion, shares				(45)
Subtotal, shares				1,643
Recapitalization of Semantix Tecnologia, shares	[1]	60,358	60,358	60,358
Total - recapitalized, shares		62,000	62,000	62,000
Acquisition of Alpha, shares	[2]	18,492
Ordinary shares issued, ending		80,492	1,643	1,643

[1]	In connection with the SPAC merger, each of the Semantix Tecnologia shareholders contributed their ordinary and preferred shares into the Company in exchange for Semantix ordinary shares. In addition, each outstanding vested option to purchase Semantix Tecnologia class A preferred shares were "net exercised" in full and such net number of Semantix Tecnologia class A preferred shares was converted into a number of Semantix ordinary shares in accordance with the Exchange Ratio. Semantix Tecnologia's shareholders were issued million new ordinary shares of Semantix in exchange for the 1.6 million outstanding ordinary and preferred Semantix Tecnologia shares in accordance with the Exchange Ratio.
[2]	All Alpha ordinary shares outstanding were exchanged into Semantix ordinary shares. New shares were issued for an aggregate subscription price equal to the net asset value of Alpha as of August 3, 2022 (i.e., cash received from Alpha's cash held in the Trust account of R$179,037, cash received from certain private investors through Alpha of R$494,826 less the fair value of the Semantix Warrants and certain transaction costs incurred, totaling R$615,634), transaction expenses incurred by Semantix of R$13,826 and the Listing Expense of R$215,570 (refer to note 6 (ii) for more detail). The composition of the shares issued is as follows: